Loans and borrowings (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Loans and borrowings
Total loans and borrowings		R$ 788,709	R$ 89,230
Itaú | 2022
Loans and borrowings
Total loans and borrowings	[1]	R$ 2,349	5,936
Loans and borrowings, Currency	[1]	USD
Itaú | 2022 | Weighted average
Loans and borrowings
Average interest rate per year (%)	[1]	4.82%
Santander Bank S/A | 2021
Loans and borrowings
Total loans and borrowings	[2]	R$ 0	33
Loans and borrowings, Currency	[2]	BRL
Santander Bank S/A | 2021 | Weighted average
Loans and borrowings
Average interest rate per year (%)	[2]	12.87%
Santander Bank S/A | 2026
Loans and borrowings
Total loans and borrowings	[3]	R$ 204,047	0
Loans and borrowings, Currency	[3]	BRL
Average interest rate per year (%)	[3]	1.60%
Loans and borrowings, interest rate basis		CDI
Bradesco | 2021 / 2023
Loans and borrowings
Total loans and borrowings	[1]	R$ 11,684	52,081
Loans and borrowings, Currency	[1]	BRL
Loans and borrowings, interest rate basis	[1]	CDI
Bradesco | 2021 / 2023 | Minimum
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis	[1]	3.57%
Bradesco | 2021 / 2023 | Maximum
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis	[1]	1.10%
Bradesco | 2026
Loans and borrowings
Total loans and borrowings	[1]	R$ 306,417	0
Loans and borrowings, Currency	[1]	BRL
Loans and borrowings, interest rate basis		CDI
Loans and borrowings, adjustment to interest rate basis	[1]	1.75%
Banco do Brasil | 2021
Loans and borrowings
Total loans and borrowings	[4]	R$ 0	20,748
Loans and borrowings, Currency	[4]	USD
Banco do Brasil | 2021 | Weighted average
Loans and borrowings
Average interest rate per year (%)	[4]	3.05%
Banco do Brasil | 2022
Loans and borrowings
Total loans and borrowings	[4]	R$ 56,551 [5]	0
Loans and borrowings, Currency	[4]	USD
Banco do Brasil | 2022 | Weighted average
Loans and borrowings
Average interest rate per year (%)	[4]	2.37%
HSBC - CI&T Inc. | 2021
Loans and borrowings
Total loans and borrowings		R$ 0	10,432	[5]
Loans and borrowings, Currency	[5]	USD
Loans and borrowings, interest rate basis	[5]	Prime rate
Loans and borrowings, adjustment to interest rate basis	[5]	1.00%
Citibank - CI&T Inc. | 2022
Loans and borrowings
Total loans and borrowings	[5]	R$ 11,164	0
Loans and borrowings, Currency	[5]	USD
Loans and borrowings, interest rate basis	[5]	Libor 3 months rate
Loans and borrowings, adjustment to interest rate basis	[5]	1.90%
Citibank | 2022
Loans and borrowings
Total loans and borrowings		R$ 28,328	0
Loans and borrowings, Currency		USD
Citibank | 2022 | Minimum
Loans and borrowings
Average interest rate per year (%)		2.28%
Citibank | 2022 | Maximum
Loans and borrowings
Average interest rate per year (%)		2.30%
Citibank | 2026
Loans and borrowings
Total loans and borrowings	[4]	R$ 168,169	R$ 0
Loans and borrowings, Currency	[4]	USD
Loans and borrowings, interest rate basis	[4]	Libor 3 months rate
Loans and borrowings, adjustment to interest rate basis	[4]	2.07%

[1]	Export credit note - NCE: Refers to financing to export software development services.
[2]	Refers to Leasing contracts.
[3]	Refers to Law 4131 - Foreign currency loans granted by the banks abroad to a Brazilian company.
[4]	Advance on Foreign Exchange Contract (ACC).
[5]	Refers to Revolving Credit Facility.